							Projects Under Construction as of March 31, 2021

Commitment/					Affordable	Union	HIT	Total
Construction	HIT Projects	City	State	Total Units		Construction		Development
Start					Units	Hours	Commitment	Cost
4Q 2016	Cherry Street Lofts Phase I	Bridgeport	CT	157	126	471,410	$35,000,000	$54,382,955
3Q 2018	Church & State (Project 29)	Cleveland	OH	158	-	459,220	$39,000,000	$54,834,231
4Q 2018	1490 Southern Boulevard	Bronx	NY	115	115	456,530	$35,000,000	$59,120,711
4Q 2018	Montclare Senior Residences of Englewood	Chicago	IL	102	102	352,240	$2,300,000	$25,397,680
4Q 2018	Ya Po Ah Terrace Condo B	Eugene	OR	112	112	177,980	$7,879,300	$32,226,372
4Q 2018	Ya Po Ah Terrace Condo A	Eugene	OR	109	109	136,270	$7,405,000	$29,179,063
4Q 2018	Lake Street Apartments	Minneapolis	MN	111	111	221,440	$13,500,000	$27,554,885
2Q 2019	Betances Residence	Bronx	NY	152	152	633,290	$52,000,000	$98,000,000
2Q 2019	95 Saint Alphonsus Street Apartments (Longwood II)	Boston	MA	115	15	478,300	$51,940,400	$66,685,759
2Q 2019	Bassett Creek Apartments	Minneapolis	MN	139	-	344,690	$33,609,500	$37,616,980
2Q 2019	Zvago Cooperative at Lake Superior	Duluth	MN	51	-	176,940	$14,033,700	$18,436,578
3Q 2019	The Block at 803 Waimanu	Honolulu	HI	153	134	375,700	$17,137,500	$54,228,601
3Q 2019	Old Colony Phase Three A	Boston	MA	135	135	511,510	$47,880,000	$64,040,973
4Q 2019	Cote Village	Boston	MA	76	76	415,960	$20,116,000	$49,049,428
4Q 2019	Parker Station Flats	Robbinsdale	MN	198	-	508,780	$41,393,900	$53,082,171
4Q 2019	Sundance at Settler's Ridge	Woodbury	MN	218	-	544,190	$53,545,900	$69,580,136
4Q 2019	Gateway Northeast	Minneapolis	MN	128	77	273,760	$20,950,000	$38,660,971
4Q 2019	18 Sixth Avenue at Pacific Park	Brooklyn	NY	858	257	3,881,830	$100,000,000	$710,000,000
2Q 2020	Wrigleyville North Apartments	Chicago	IL	120	8	289,900	$34,982,300	$40,912,471
3Q 2020	Northpoint Apartments	Chicago	IL	304	304	226,220	$68,984,000	$86,804,801
3Q 2020	Old Colony Phase Three B4 & B9	Boston	MA	115	115	486,320	$42,449,000	$61,054,733
3Q 2020	Old Colony Phase Three C	Boston	MA	55	55	198,030	$36,430,000	$26,506,507
4Q 2020	Zvago Cooperative at Stillwater	Stillwater	MN	48	-	192,200	$15,825,900	$22,400,354
4Q 2020	Ventana Residences (99 Ocean)	San Francisco	CA	193	48	805,240	$52,000,000	$121,934,463
4Q 2020	Carl Mackley Houses	Philadelphia	PA	184	184	262,640	$13,800,000	$36,876,137
4Q 2020	Residences @ 150 Bagley	Detroit	MI	148	30	569,310	$37,000,000	$62,618,309
4Q 2020	University and Fairview Apartments	St. Paul	MN	243	243	476,130	$79,100,713	$68,486,408
4Q 2020	53 Colton Street	San Francisco	CA	96	96	368,640	$19,058,892	$52,515,971
4Q 2020	Pinzone Towers	Rocky River	OH	100	100	75,910	$6,583,800	$12,601,487
1Q 2021	Circle Park	Chicago	IL	418	418	292,010	$84,895,000	$163,806,449
1Q 2021	Heiwa Terrace Apartments	Chicago	IL	204	204	396,710	$28,500,000	$68,414,801
1Q 2021	Gateway Apartments	Chicago	IL	161	17	382,510	$43,500,000	$50,352,486
1Q 2021	Wilder Square Apartments	St. Paul	MN	136	136	157,100	$23,100,000	$33,108,000

	HIT Projects	33		5,612	3,479	15,598,910	$1,178,900,805	$2,450,470,871

Commitment/	Building America CDE, Inc. Projects	City	State	Square	Affordable	Union	New Markets Tax	Total
Construction	(HIT Subsidiary)			Feet	Units	Construction	Credits	Development
Start						Hours	Allocation	Cost
1Q 2018	Joseph P. Addabbo Family Health Center	Queens	NY	44,500	-	216,970	$8,000,000	$23,420,528
2Q 2019	Altgeld Family Resource Center	Chicago	IL	40,000	-	252,760	$10,000,000	$28,115,001
4Q 2019	Powel-Science Leadership Academy Middle School	Philadelphia	PA	90,000	-	340,530	$9,000,000	$49,873,280
1Q 2020	YWCA of Central Massachusetts	Worcester	MA	74,300	-	187,630	$9,000,000	$24,875,180
3Q 2020	Sugar Hill	Detroit	MI	54,760	20	314,560	$14,500,000	$35,080,214
	Projects Receiving Building America CDE, Inc. New Markets Tax Credits Allocation	5		303,560	20	1,312,450	$50,500,000	$161,364,203

	Grand Total	38				16,911,360		$2,611,835,074

Job and economic impact figures are estimates calculated using IMPLAN, an input-output model, based on HIT and HIT subsidiary Building America CDE, Inc. project data. Data is current as of March 31, 2021. Economic impact data is in 2020 dollars and all other figures are nominal.

This table provides information about projects financed by the HIT that were pre- or under construction as of the date of this report. Projects are included until they reach permanent loan status. The projects shown on this table may not reflect HIT’s current portfolio for any or all of the following reasons: (i) the assets related to the project(s) shown on this table may no longer be held in the HIT’s current portfolio; (ii) other assets in the HIT’s current portfolio may have characteristics different from those shown on this table; and (iii) this table is not a complete list of all the projects financed by the HIT as of the date of this report. Investors should consider the HIT’s investment objectives, risks, and charges and expenses carefully before investing. This and other information is contained in the HIT’s current prospectus. To obtain a current prospectus, call the HIT at (202) 331-8055 or visit the HIT’s website at www.aflcio- hit.com.